Derivative Financial Instruments and Hedge Accounting (Details 5) - Cash Flow Hedge [Member] - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about hedges [line items]
Net flows	$ 9,803	$ (3,562)
Issued debt instruments [Member]
Disclosure of detailed information about hedges [line items]
Net flows	(10,893)	(8,683)
Loans And Accounts Receivable At Amortised Cost [Member]
Disclosure of detailed information about hedges [line items]
Net flows	21,779
Loans And Accounts Receivable From Customers [Member]
Disclosure of detailed information about hedges [line items]
Net flows		10,264
Available For Sale Investments [Member]
Disclosure of detailed information about hedges [line items]
Net flows		(364)
TimeDepositsAndOtherTimeLiabilitiesCategoryMember
Disclosure of detailed information about hedges [line items]
Net flows
Interbank borrowings [Member]
Disclosure of detailed information about hedges [line items]
Net flows	309	(4,779)
Debt Instruments At FVOCI [Member]
Disclosure of detailed information about hedges [line items]
Net flows	$ (1,392)